Trade Payables (Schedule of Trade Payables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current
Trade Payables	$ 15,375	$ 25,082
Accrued expenses and other payables	20,632	22,590
Current trade payables	$ 36,007	$ 47,672